Derivative financial instruments (Details of derivative financial liabilities) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Details of derivative financial instruments [line items]
Derivative financial liabilities	¥ 450,708	¥ 545,292
Less: non-current portion	200,408	231,308
Current portion	250,300	313,984
Hedging instruments for cash flow hedge (fuel swap contracts) [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities	243,045	357,088
Less: non-current portion	39,684	78,587
Hedging instruments for cash flow hedge (exchange forward contracts) [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities	42,082	21,335
Less: non-current portion	13,641	4,384
Hedging instruments for cash flow hedge (interest rate swap contracts) [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities	162,594	149,117
Less: non-current portion	145,590	144,999
Financial instruments at fair value through profit or loss (fuel swap contracts) [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities	2,987	17,705
Less: non-current portion	1,493	3,338
Financial instruments at fair value through profit or loss (exchange forward swap contracts) [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities	¥ 0	¥ 47